Subsequent event	12 Months Ended
Dec. 31, 2023
Subsequent event
Subsequent event

23.Subsequent event

On March 26, 2024, the Board of Directors of the Company has approved a special cash dividend of US$0.004 per ordinary share, or US$0.04 per ADS, to shareholders of record as of the close of business on April 19, 2024. The payment date is expected to be on or around April 30, 2024 for holders of ordinary shares and on or around May 3, 2024 for holders of ADSs.